MML SERIES INVESTMENT FUND II

Supplement dated September 28, 2011 to the

Prospectus dated May 1, 2011 and the

MML High Yield Fund Summary Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The information (on page 23 in the Prospectus) for Jill A. Fields under Portfolio Managers for the MML High Yield Fund is hereby deleted.

The information on page 63 in the Prospectus for Jill A. Fields under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-11-02

11-01

MML SERIES INVESTMENT FUND II

Supplement dated September 28, 2011 to the

Statement of Additional Information dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for Babson Capital Management LLC found on page B-130 in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Jill A. Fields is hereby deleted.

The portfolio managers of MML High Yield are Sean M. Feeley and Scott D. Roth.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-11-03